Related Party Transactions (Narrative) (Details) - CAD ($)			1 Months Ended					12 Months Ended
	May 04, 2022	Jul. 15, 2020	Dec. 31, 2022	Jun. 30, 2021	Apr. 19, 2021	Mar. 31, 2021	Aug. 18, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2022	Feb. 17, 2021
Disclosure of classes of share capital [line items]
Number of shares issued			47,597,327					47,597,327				5,000
Proceed from shares issued								$ 1,601,290	$ 0	$ 656,840
Accrued dividends			$ 30,495					30,495	$ 22,872
Amount of debt settlement							$ 256,769
Andrew Schutte [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	2,102,303										6,219,250
Jamie Mackay [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	2,116,167										1,350,000
Peter Lowry [Member]
Disclosure of classes of share capital [line items]
Number of shares issued											100,400
Peter Lewis [Member]
Disclosure of classes of share capital [line items]
Number of shares issued											100,000
Gary Boddington [Member]
Disclosure of classes of share capital [line items]
Number of shares issued											100,000
June 2021 Debt Settlement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued to creditors				889,612
Amount of debt settlement				$ 342,500
June 2021 Debt Settlement [Member] | Directors or officers [Member]
Disclosure of classes of share capital [line items]
Amount of debt settlement				$ 141,052
August 2020 Debt Settlement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued to creditors							1,426,491
Amount of debt settlement							$ 256,769
August 2020 Debt Settlement [Member] | Directors or officers [Member]
Disclosure of classes of share capital [line items]
Amount of debt settlement							$ 204,769
Dividend Payment [Member]
Disclosure of classes of share capital [line items]
Accrued dividends						$ 47,437
Units issued price per unit						$ 0.375
TSX Venture Exchange [Member]
Disclosure of classes of share capital [line items]
Accrued dividends					$ 47,737
Number of shares issued to creditors					126,492
Units issued price per unit					$ 0.375
TSX Venture Exchange [Member] | Directors or officers [Member]
Disclosure of classes of share capital [line items]
Accrued dividends					$ 14,156
Private Placement [Member]
Disclosure of classes of share capital [line items]
Number of units issued	4,218,470	3,649,110	8,419,650
Units issued price per unit	$ 0.18	$ 0.18	$ 0.1
Gross proceeds from issuance of units	$ 759,325	$ 656,840	$ 841,965
Non-brokered Private Placement Financing [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	4,218,470										8,419,650
Share issued price per share	$ 0.18										$ 0.1
Proceed from shares issued	$ 759,325							$ 841,965
Description of Unit issued	Each Unit consists of one common share of the Company (each, a "Share") and one-half of one share purchase warrant (each, a "Warrant").							Each Unit consists of one common share in the capital of the Company (each, a "Share") and one-half of one common share purchase warrant (each whole warrant, a "Warrant").
Non-brokered Private Placement Financing [Member] | Warrant reserve [member]
Disclosure of classes of share capital [line items]
Share issued price per share	$ 0.4										$ 0.2
Warrants term	3 years							3 years